FORM N-PX
      ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                  MANAGEMENT INVESTMENT COMPANY





INVESTMENT COMPANY ACT FILE NUMBER: 811-21991

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:
Fidelity Rutland Square Trust II

Fund Name: Fidelity Strategic Advisers Small Cap Portfolio

82 DEVONSHIRE STREET, BOSTON, MA 02109
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

ERIC D. ROITER, SECRETARY, 82 DEVONSHIRE STREET, BOSTON, MA 02109
(NAME AND ADDRESS OF AGENT FOR SERVICE)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 617-563-7000

DATE OF FISCAL YEAR END: DECEMBER 31

DATE OF REPORTING PERIOD: 06/30/2007


                               SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THERE UNTO DULY AUTHORIZED.


Fidelity Rutland Square Trust II

BY:  /s/ MARK OSTERHELD*
MARK OSTERHELD, PRESIDENT AND TREASURER
DATE: 08/10/2007 04:32:10 PM


*BY:  /s/ CLAIRE S. WALPOLE
CLAIRE S. WALPOLE, VICE PRESIDENT, FIDELITY MANAGEMENT & RESEARCH COMPANY, PURSUANT TO A POWER OF ATTORNEY DATED JULY 6, 2007 AND FILED HEREWITH.



                          VOTE SUMMARY REPORT
            Fidelity Strategic Advisers Small Cap Portfolio
                        07/01/2006- 06/30/2007



Note: The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided







AEROPOSTALE, INC

Ticker:       ARO            Security ID:  007865108
Meeting Date: JUN 20, 2007   Meeting Type: Annual
Record Date:  MAY 4, 2007


#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Julian R. Geiger           For       For        Management
1.2   Elect Director Bodil Arlander             For       For        Management
1.3   Elect Director Ronald Beegle              For       For        Management
1.4   Elect Director John Haugh                 For       For        Management
1.5   Elect Director Robert B. Chavez           For       For        Management
1.6   Elect Director Mindy C. Meads             For       For        Management
1.7   Elect Director John D. Howard             For       For        Management
1.8   Elect Director David B. Vermylen          For       For        Management
1.9   Elect Director Karin Hirtler-Garvey       For       For        Management
2     Amend Omnibus Stock Plan                  For       For        Management
3     Ratify Auditors                           For       For        Management

--------------------------------------------------------------------------------

AMERICAN HOME MORTGAGE INVESTMENT, CORP.

Ticker:       AHM            Security ID:  02660R107
Meeting Date: JUN 21, 2007   Meeting Type: Annual
Record Date:  MAY 15, 2007


#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director John A. Johnston           For       For        Management
1.2   Elect Director Michael A. Mcmanus, Jr.    For       Withhold   Management
2     Ratify Auditors                           For       For        Management
3     Amend Omnibus Stock Plan                  For       Against    Management

--------------------------------------------------------------------------------

APOGEE ENTERPRISES, INC.

Ticker:       APOG           Security ID:  037598109
Meeting Date: JUN 27, 2007   Meeting Type: Annual
Record Date:  MAY 4, 2007


#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Jerome L. Davis            For       For        Management
1.2   Elect Director James L. Martineau         For       For        Management
1.3   Elect Director Richard V. Reynolds        For       For        Management
2     Amend Executive Incentive Bonus Plan      For       For        Management
3     Ratify Auditors                           For       For        Management

--------------------------------------------------------------------------------

AUTHORIZE.NET HOLDINGS INC

Ticker:       ANET           Security ID:  052686102
Meeting Date: JUN 29, 2007   Meeting Type: Special
Record Date:  MAY 3, 2007


#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Rachelle B. Chong          For       For        Management

--------------------------------------------------------------------------------

BRISTOL WEST HOLDINGS, INC.

Ticker:       BRW            Security ID:  11037M105
Meeting Date: JUN 21, 2007   Meeting Type: Special
Record Date:  MAY 14, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Approve Merger Agreement                  For       For        Management
2     Adjourn Meeting                           For       For        Management

--------------------------------------------------------------------------------

COVANSYS CORPORATION

Ticker:       CVNS           Security ID:  22281W103
Meeting Date: JUN 27, 2007   Meeting Type: Special
Record Date:  MAY 24, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Approve Merger Agreement                  For       For        Management
2     Adjourn Meeting                           For       For        Management

--------------------------------------------------------------------------------

CTS CORP.

Ticker:       CTS            Security ID:  126501105
Meeting Date: JUN 28, 2007   Meeting Type: Annual
Record Date:  MAY 9, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Walter S. Catlow           For       For        Management
1.2   Elect Director Lawrence J. Ciancia        For       For        Management
1.3   Elect Director Thomas G. Cody             For       Withhold   Management
1.4   Elect Director Gerald H. Frieling, Jr.    For       For        Management
1.5   Elect Director Roger R. Hemminghaus       For       For        Management
1.6   Elect Director Michael A. Henning         For       For        Management
1.7   Elect Director Robert A. Profusek         For       For        Management
1.8   Elect Director Donald K. Schwanz          For       For        Management
1.9   Elect Director Patricia K. Vincent        For       For        Management
2     Approve/Amend Executive Incentive Bonus   For       For        Management
      Plan

--------------------------------------------------------------------------------

INNKEEPERS USA TRUST

Ticker:       KPA            Security ID:  4576J0104
Meeting Date: JUN 26, 2007   Meeting Type: Special
Record Date:  MAY 24, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Approve Merger Agreement                  For       For        Management
2     Adjourn Meeting                           For       For        Management

--------------------------------------------------------------------------------

LONE STAR TECHNOLOGIES, INC.

Ticker:       LSS            Security ID:  542312103
Meeting Date: JUN 14, 2007   Meeting Type: Special
Record Date:  MAY 15, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Approve Merger Agreement                  For       For        Management
2     Adjourn Meeting                           For       For        Management

--------------------------------------------------------------------------------

MANNATECH INC.

Ticker:       MTEX           Security ID:  563771104
Meeting Date: JUN 14, 2007   Meeting Type: Annual
Record Date:  MAY 2, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Samuel L. Caster           For       Withhold   Management
1.2   Elect Director J. Stanley Fredrick        For       Withhold   Management
1.3   Elect Director Patricia A. Wier           For       For        Management
2     Ratify Auditors                           For       For        Management
3     Approve Omnibus Stock Plan                For       For        Management

--------------------------------------------------------------------------------

MOVADO GROUP, INC.

Ticker:       MOV            Security ID:  624580106
Meeting Date: JUN 14, 2007   Meeting Type: Annual
Record Date:  MAY 18, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Gedalio Grinberg           For       For        Management
1.2   Elect Director Efraim Grinberg            For       For        Management
1.3   Elect Director Margaret Hayes-Adame       For       For        Management
1.4   Elect Director Richard Cote               For       For        Management
1.5   Elect Director Alan H. Howard             For       For        Management
1.6   Elect Director Richard Isserman           For       For        Management
1.7   Elect Director Nathan Leventhal           For       For        Management
1.8   Elect Director Donald Oresman             For       For        Management
1.9   Elect Director Leonard L. Silverstein     For       Withhold   Management
2     Ratify Auditors                           For       For        Management

--------------------------------------------------------------------------------

PAXAR CORP.

Ticker:       PXR            Security ID:  704227107
Meeting Date: JUN 14, 2007   Meeting Type: Annual
Record Date:  MAY 18, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Approve Merger Agreement                  For       For        Management
2.1   Elect Director Jack Becker                For       For        Management
2.2   Elect Director Leo Benatar                For       For        Management
2.3   Elect Director Victor Hershaft            For       For        Management
2.4   Elect Director David E. McKinney          For       For        Management
2.5   Elect Director James R. Painter           For       For        Management
2.6   Elect Director Roger M. Widmann           For       For        Management

--------------------------------------------------------------------------------

PERRY ELLIS INTERNATIONAL, INC.

Ticker:       PERY           Security ID:  288853104
Meeting Date: JUN 21, 2007   Meeting Type: Annual
Record Date:  MAY 8, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director George Feldenkreis         For       For        Management
1.2   Elect Director Gary Dix                   For       For        Management
1.3   Elect Director Leonard Miller             For       For        Management
1.4   Elect Director Joe Arriola                For       For        Management
2     Ratify Auditors                           For       For        Management

--------------------------------------------------------------------------------

SIERRA HEALTH SERVICES, INC.

Ticker:       SIE            Security ID:  826322109
Meeting Date: JUN 27, 2007   Meeting Type: Special
Record Date:  MAY 18, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Approve Merger Agreement                  For       For        Management

--------------------------------------------------------------------------------

SYNTEL, INC.

Ticker:       SYNT           Security ID:  87162H103
Meeting Date: JUN 15, 2007   Meeting Type: Annual
Record Date:  MAY 25, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Paritosh K. Choksi         For       For        Management
1.2   Elect Director Bharat Desai               For       For        Management
1.3   Elect Director Paul R. Donovan            For       For        Management
1.4   Elect Director Prashant Ranade            For       For        Management
1.5   Elect Director Vasant Raval               For       For        Management
1.6   Elect Director Neerja Sethi               For       For        Management
2     Ratify Auditors                           For       For        Management

--------------------------------------------------------------------------------

WINSTON HOTELS, INC.

Ticker:       WXH            Security ID:  97563A102
Meeting Date: JUN 21, 2007   Meeting Type: Special
Record Date:  MAY 11, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Approve Merger Agreement                  For       For        Management
2     Adjourn Meeting                           For       For        Management




--------------------------------------------------------------------------------
                                  POWER OF ATTORNEY


I, the undersigned President and Treasurer of the following investment companies:

Fidelity Rutland Square Trust

Fidelity Rutland Square Trust II

Fidelity Commonwealth Trust II


plus any other investment company for which Strategic Advisers, Inc. or an affiliate acts as investment adviser and for which the undersigned individual serves as President and Treasurer (collectively, the "Funds"), hereby constitute and appoint Nicholas Steck and Claire Walpole my true and lawful attorneys-in-fact, each of them singly, with full power of substitution, and with full power to sign for me and in my name in the appropriate capacities, all Reports of the Proxy Voting Records of the Funds on Form N-PX under the Investment Company Act of 1940, as amended (the "Act"), or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate to cause such Form to be completed and filed in accordance with the Act and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitute may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after August 1, 2007.

WITNESS my hand on this 6th of July 2007.

/s/ Mark Osterheld

Mark Osterheld

President and Treasurer